CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2020	$ 11	$ 30,886	$ (11,688)	$ 19,209
Beginning Balances (in shares) at Dec. 31, 2020	563,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	150
Share issuance, net	$ 1	5,061		5,062
Share issuance, net (in shares)	57,530
Stock-based compensation		1,913		1,913
Tax impact of equity transactions		(862)		(862)
Net loss			(2,756)	(2,756)
Share issuance, acquisition related	$ 1	2,814		2,815
Share issuance, acquisition related (in shares)	21,606
Convertible debt converted into common shares		60		60
Convertible debt converted into common shares (in shares)	669
Equity component of debenture issuance		1,203		1,203
Settlement of performance share liability		2,293		2,293
Settlement of performance share liability (in shares)	2,198
Other (in shares)	1
Ending Balance at Dec. 31, 2021	$ 13	43,387	(14,444)	28,956
Ending Balance (in shares) at Dec. 31, 2021	645,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		4		4
Exercise of stock options (in shares)	40
Stock-based compensation		572		572
Net loss			(7,185)	(7,185)
Ending Balance at Jun. 30, 2022	$ 13	43,963	(21,629)	22,347
Ending Balance (in shares) at Jun. 30, 2022	645,983
Beginning Balances at Dec. 31, 2021	$ 13	43,387	(14,444)	28,956
Beginning Balances (in shares) at Dec. 31, 2021	645,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		4		4
Exercise of stock options (in shares)	40
Share issuance, net	$ 6	5,189		5,195
Share issuance, net (in shares)	278,804
Stock-based compensation	$ 2	1,418		1,420
Stock-based compensation (in shares)	126,311
Tax impact of equity transactions		2		2
Net loss			(30,112)	(30,112)
Ending Balance at Dec. 31, 2022	$ 21	50,000	(44,556)	5,465
Ending Balance (in shares) at Dec. 31, 2022	1,051,098
Beginning Balances at Mar. 31, 2022	$ 13	43,714	(16,903)	26,824
Beginning Balances (in shares) at Mar. 31, 2022	645,983
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		249		249
Net loss			(4,726)	(4,726)
Ending Balance at Jun. 30, 2022	$ 13	43,963	(21,629)	22,347
Ending Balance (in shares) at Jun. 30, 2022	645,983
Beginning Balances at Dec. 31, 2022	$ 21	50,000	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022	1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net	$ 5	5,378		5,383
Share issuance, net (in shares)	4,091,667
Stock-based compensation		56		56
Stock-based compensation (in shares)	268,081
Net loss			(9,576)	(9,576)
Other (in shares)	11,168
Ending Balance at Jun. 30, 2023	$ 26	55,434	(54,132)	1,328
Ending Balance (in shares) at Jun. 30, 2023	5,422,014
Beginning Balances at Mar. 31, 2023	$ 22	50,289	(48,870)	1,441
Beginning Balances (in shares) at Mar. 31, 2023	1,101,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net	$ 4	5,079		5,083
Share issuance, net (in shares)	4,041,667
Stock-based compensation		66		66
Stock-based compensation (in shares)	268,081
Net loss			(5,262)	(5,262)
Other (in shares)	11,168
Ending Balance at Jun. 30, 2023	$ 26	$ 55,434	$ (54,132)	$ 1,328
Ending Balance (in shares) at Jun. 30, 2023	5,422,014